Fair Value Measurements (Summary Of Fair Value Measurements Of Auction Rate Securities Using Significant Level 3 Inputs) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2011		Mar. 31, 2010
Fair Value Measurements [Abstract]
Beginning Balance	$ 44.5		$ 60.5
Sales	(49.3)		(5.4)
Realized losses	(0.1)	[1]		[1]
Unrealized gains	4.9	[1]	0.3	[1]
Transfers in and/or out of Level 3
Ending balance			$ 55.4

[1]	Realized losses and unrealized gains are included in other income, net, in our condensed consolidated statements of income.